Share-based Compensation - Description of share option plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Jul. 31, 2014
Minimum
Description of share option plans
Vesting Period	0 years
Expiration period	6 years
Minimum | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Vesting Period	0 years
Maximum
Description of share option plans
Vesting Period	6 years
Expiration period	7 years
Maximum | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Vesting Period	6 years
the 2018 Plan | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 1,050.3
Weighted average remaining vesting period	4 years 3 months 18 days
Global Share Plan and 2018 Plan [Member]
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 2,137.6
Weighted average remaining vesting period	2 years 8 months 12 days
Class Z Ordinary Shares | Global Share Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan		19,880,315
Class Z Ordinary Shares | the 2018 Plan | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Aggregate number of shares issuable under the plan	30,673,710
Number of Shares Available for Grant	19,909,908
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum	10.00%
Class Z Ordinary Shares | the 2018 Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan	33,132,989